Fixed Assets, Net	6 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
Fixed Assets, Net

Note 9 — Fixed Assets, Net

Fixed assets consisted of the following as of June 30, 2021 and December 31, 2020:

	June 30, 2021	December 31, 2020
	(unaudited)
Cryptocurrency mining machines	$2,594,524	$—
Software (see Note 7)	8,000,000	—
Leasehold improvement	38,399	38,463
Office and computer equipment	150,405	148,048
Total cost of fixed assets	10,783,327	186,511
Less: accumulated depreciation	(519,128)	(151,592)
Fixed assets, net	$10,264,199	$34,919

On April 19, 2021, Lion Wealth Limited (the “Transferee”), a wholly-owned subsidiary of the Group, entered into an antminer transfer and maintenance agreement (the “Antminer Transfer and Maintenance Agreement”) with Shanghai ITHELP Network Technology Co., Ltd, (the “Transferor”), in a single transaction, to acquire the Bitmain Antminers S9 Hydro computer model equipment from the Transferor and the maintenance of the mining machines by Shanghai Minebaba Network Technology Co., Ltd (“Minebaba”), in a single transaction. The acquisition was closed in May 2021, upon onsite inspection and acceptance and payment, with the Transferee acquiring five thousand brand new units of mining machines. The aggregate purchase price for the mining machines was approximately RMB17 million

(approximately $2.6 million), including the transportation and installation costs. The annual maintenance costs payable to the Minebaba are expected to be $0.2 million. In accordance with the Antminer Transfer and Maintenance Agreement, Minebaba shall operate and maintain the mining machines for three years. The Group may terminate Minebaba’s operation and maintenance with a written notice of 30 days prior to the termination without penalty.

Depreciation expense for the six months ended June 30, 2021 and 2020 was $367,851, and $21,992, respectively and are included in operating expenses in the accompanying statement of operations.

There were no impairment charges related to fixed assets for the period ended June 30, 2021 and December 31, 2020.